Basis of Presentation - Narrative (Details) - EMX Royalty Corporation	Nov. 13, 2025
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Percentage of equity interests acquired	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%